Pension and Severance Plans (Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 621,296	¥ 640,890
Fair value of plan assets	456,662	420,497
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	200,020	226,080
Fair value of plan assets	¥ 109,468	¥ 130,955